Consolidated Statements of Operations and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenues	$ 32,514	$ 28,836
Production costs	27,928	24,679
Care and maintenance costs	1,168	1,067
Depreciation and amortization	1,043	1,120
Total cost of sales	30,139	26,866
Income from mining operations	2,375	1,970
Expenses
General and administrative	20,521	6,155
Interest expense	4,033	4,568
Share-based compensation	11,085	2,734
Foreign exchange loss	2,973	1,779
Total operating expenses	38,612	15,236
Loss before other income (expenses) and income taxes	(36,237)	(13,266)
Other income (expenses)
Interest income	1,539	2
Loss on valuation of warrant liabilities	(29,337)	(2,032)
Loss on valuation of embedded derivative liabilities	(97,408)	(630)
Total other income (expenses)	(125,206)	(2,660)
Net loss before income taxes	(161,443)	(15,926)
Income tax expense	(36)	(133)
Deferred tax expense	(434)	(239)
Total tax expense (income)	(470)	(372)
Net loss for the year	(161,913)	(16,298)
Other comprehensive loss
Unrealized loss on foreign currency translation	(3,189)	(16,167)
Comprehensive loss for the year	$ (165,102)	$ (32,465)
Net Loss per share - Basic	$ (0.78)	$ (0.10)
Net Loss per share - Diluted	$ (0.78)	$ (0.10)
Weighted average number of common shares outstanding - Basic	208,030,788	169,356,977
Weighted average number of common shares outstanding - Diluted	208,030,788	169,356,977